LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited)	February 28, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 57.2%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Verizon Communications Inc.	5,240	$289,772

CONSUMER STAPLES - 2.7%
Beverages - 0.8%
Coca-Cola Co.	41,720	2,043,863

Household Products - 1.9%
Kimberly-Clark Corp.	16,420	2,107,178	(a)
Procter & Gamble Co.	19,860	2,453,306	(a)

Total Household Products		4,560,484

TOTAL CONSUMER STAPLES		6,604,347

ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Williams Cos. Inc.	96,740	2,209,542	(a)

FINANCIALS - 12.5%
Banks - 3.5%
Bank of America Corp.	92,470	3,209,634
JPMorgan Chase & Co.	37,910	5,579,215

Total Banks		8,788,849

Capital Markets - 6.7%
Apollo Global Management Inc.	25,030	1,237,984	(a)
Blackstone Group Inc., Class A Shares	132,450	9,169,514	(a)
CME Group Inc.	6,680	1,333,996
Intercontinental Exchange Inc.	11,430	1,260,843
Trinity Capital Inc.	244,600	3,695,906	*

Total Capital Markets		16,698,243

Insurance - 0.9%
Chubb Ltd.	14,230	2,313,513

Mortgage Real Estate Investment Trusts (REITs) - 1.4%
AGNC Investment Corp.	208,980	3,349,949	(a)

TOTAL FINANCIALS		31,150,554

HEALTH CARE - 5.4%
Biotechnology - 1.5%
AbbVie Inc.	23,100	2,488,794
Amgen Inc.	5,190	1,167,335

Total Biotechnology		3,656,129

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2021 Quarterly Report	1

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	SHARES	VALUE
Pharmaceuticals - 3.9%
Johnson & Johnson	16,920	$2,681,143	(a)
Merck & Co. Inc.	72,240	5,246,069	(a)
Pfizer Inc.	56,380	1,888,166

Total Pharmaceuticals		9,815,378

TOTAL HEALTH CARE		13,471,507

INDUSTRIALS - 8.1%
Aerospace & Defense - 3.8%
Lockheed Martin Corp.	17,480	5,772,770	(a)
Raytheon Technologies Corp.	49,930	3,594,461

Total Aerospace & Defense		9,367,231

Air Freight & Logistics - 0.6%
United Parcel Service Inc., Class B Shares	9,360	1,477,289

Electrical Equipment - 0.7%
Emerson Electric Co.	20,720	1,779,848	(a)

Machinery - 3.0%
Otis Worldwide Corp.	35,060	2,233,672
Stanley Black & Decker Inc.	30,300	5,297,652	(a)

Total Machinery		7,531,324

TOTAL INDUSTRIALS		20,155,692

INFORMATION TECHNOLOGY - 19.1%
Electronic Equipment, Instruments & Components - 1.8%
TE Connectivity Ltd.	33,870	4,404,116

IT Services - 0.2%
Paychex Inc.	5,570	507,260	(a)

Semiconductors & Semiconductor Equipment - 7.6%
ASML Holding NV, Registered Shares	2,850	1,616,206
NXP Semiconductors NV	25,340	4,625,817
QUALCOMM Inc.	59,540	8,108,753	(a)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	17,720	2,231,657
Texas Instruments Inc.	13,620	2,346,317	(a)

Total Semiconductors & Semiconductor Equipment		18,928,750

Software - 5.8%
Microsoft Corp.	51,710	12,016,370	(a)
NortonLifeLock Inc.	49,520	966,135	(a)
Oracle Corp.	22,150	1,428,897

Total Software		14,411,402

Technology Hardware, Storage & Peripherals - 3.7%
Apple Inc.	76,930	9,328,532	(a)

TOTAL INFORMATION TECHNOLOGY		47,580,060

See Notes to Schedule of Investments.

2	LMP Capital and Income Fund Inc. 2021 Quarterly Report

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	SHARES	VALUE
MATERIALS - 1.4%
Chemicals - 1.4%
Air Products & Chemicals Inc.	5,960	$1,523,495
Huntsman Corp.	74,450	2,032,485	(a)

TOTAL MATERIALS		3,555,980

REAL ESTATE - 5.1%
Equity Real Estate Investment Trusts (REITs) - 5.1%
Alexandria Real Estate Equities Inc.	15,770	2,518,311	(a)
American Tower Corp.	8,890	1,921,396	(a)
Crown Castle International Corp.	11,331	1,764,803
Duke Realty Corp.	17,500	686,875
Equinix Inc.	3,850	2,496,109	(a)
Equity LifeStyle Properties Inc.	13,630	840,289
Prologis Inc.	9,500	941,165
SBA Communications Corp.	6,260	1,597,114

TOTAL REAL ESTATE		12,766,062

UTILITIES - 1.9%
Electric Utilities - 0.5%
NextEra Energy Inc.	15,480	1,137,470

Independent Power and Renewable Electricity Producers - 0.8%
NextEra Energy Partners LP	28,120	2,042,637

Multi-Utilities - 0.6%
Sempra Energy	12,480	1,447,431

TOTAL UTILITIES		4,627,538

TOTAL COMMON STOCKS (Cost - $89,127,615)		142,411,054

	SHARES/ UNITS
MASTER LIMITED PARTNERSHIPS - 28.9%
Diversified Energy Infrastructure - 10.1%
Energy Transfer LP	1,240,880	9,480,323	(a)
Enterprise Products Partners LP	542,380	11,563,542	(a)
Plains All American Pipeline LP	474,260	4,002,754

Total Diversified Energy Infrastructure		25,046,619

Gathering/Processing - 1.0%
Rattler Midstream LP	214,190	2,356,090	(a)

Global Infrastructure - 1.9%
Brookfield Renewable Partners LP	113,805	4,824,595

Liquids Transportation & Storage - 4.6%
Magellan Midstream Partners LP	202,280	8,429,007	(a)
PBF Logistics LP	267,730	3,076,218	(a)

Total Liquids Transportation & Storage		11,505,225

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2021 Quarterly Report	3

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY		SHARES/ UNITS	VALUE
Oil/Refined Products - 5.5%
CrossAmerica Partners LP		245,470	$4,202,447	(a)
MPLX LP		160,000	3,809,600	(a)
Sunoco LP		184,200	5,636,520	(a)

Total Oil/Refined Products			13,648,567

Petrochemicals - 2.3%
Westlake Chemical Partners LP		244,826	5,755,859	(a)

Propane - 1.2%
Suburban Propane Partners LP		200,000	2,992,000	(a)

Shipping - 2.3%
KNOT Offshore Partners LP		350,000	5,817,000	(a)

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $61,887,250)			71,945,955

	RATE	SHARES
CONVERTIBLE PREFERRED STOCKS - 24.6%
COMMUNICATION SERVICES - 3.4%
Wireless Telecommunication Services - 3.4%
2020 Cash Mandatory Exchangeable Trust	5.250%	7,810	8,543,646

CONSUMER DISCRETIONARY - 3.6%
Auto Components - 1.8%
Aptiv PLC, Non Voting Shares	5.500%	26,340	4,497,555

Internet & Direct Marketing Retail - 1.8%
2020 Mandatory Exchangeable Trust	6.500%	1,968	4,445,173

TOTAL CONSUMER DISCRETIONARY			8,942,728

FINANCIALS - 3.9%
Capital Markets - 2.3%
KKR & Co. Inc., Non Voting Shares	6.000%	89,590	5,733,760

Insurance - 1.6%
Assurant Inc., Non Voting Shares	6.500%	34,500	4,001,655

TOTAL FINANCIALS			9,735,415

HEALTH CARE - 2.5%
Health Care Equipment & Supplies - 2.5%
Becton Dickinson and Co., Non Voting Shares	6.000%	25,650	1,352,011
Boston Scientific Corp., Non Voting Shares	5.500%	2,819	311,838
Danaher Corp., Non Voting Shares	4.750%	2,961	4,512,564

TOTAL HEALTH CARE			6,176,413

INFORMATION TECHNOLOGY - 6.8%
Semiconductors & Semiconductor Equipment - 6.8%
Broadcom Inc., Non Voting Shares	8.000%	11,101	16,782,603

See Notes to Schedule of Investments.

4	LMP Capital and Income Fund Inc. 2021 Quarterly Report

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE		SHARES	VALUE
UTILITIES - 4.4%
Electric Utilities - 1.6%
NextEra Energy Inc.	6.219%		84,050	$4,082,309

Gas Utilities - 0.5%
Spire Inc.	7.500%		23,100	1,212,519

Multi-Utilities - 2.3%
CenterPoint Energy Inc., Non Voting Shares	7.000%		78,000	2,852,460
DTE Energy Co.	6.250%		61,080	2,803,572

Total Multi-Utilities				5,656,032

TOTAL UTILITIES				10,950,860

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $48,378,021)				61,131,665

		MATURITY DATE	FACE AMOUNT
CONVERTIBLE BONDS & NOTES - 4.6%
CONSUMER DISCRETIONARY - 0.8%
Hotels, Restaurants & Leisure - 0.8%
Royal Caribbean Cruises Ltd., Senior Notes	4.250%	6/15/23	$1,250,000	1,903,353	(b)

HEALTH CARE - 2.0%
Biotechnology - 2.0%
Bridgebio Pharma Inc., Senior Notes	2.250%	2/1/29	1,960,000	2,055,201	(b)
Kadmon Holdings Inc., Senior Notes	3.625%	2/15/27	2,940,000	2,980,572	(b)

TOTAL HEALTH CARE				5,035,773

INDUSTRIALS - 1.8%
Airlines - 1.8%
American Airlines Group Inc., Senior Notes	6.500%	7/1/25	2,859,000	4,474,343

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $9,278,085)				11,413,469

			SHARES
INVESTMENTS IN UNDERLYING FUNDS - 3.8%
Ares Capital Corp.			43,290	793,506	(a)(c)
Barings BDC Inc.			349,050	3,385,785	(a)(c)
TriplePoint Venture Growth BDC Corp.			379,405	5,376,169	(a)(c)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $8,959,253)				9,555,460

PREFERRED STOCKS - 0.6%
CONSUMER DISCRETIONARY - 0.6%
Internet & Direct Marketing Retail - 0.6%
Qurate Retail Inc. (Cost - $1,568,367)	8.000%		14,420	1,422,100

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $219,198,591)				297,879,703

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2021 Quarterly Report	5

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.2%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $5,549,342)	0.006%	5,549,342	$5,549,342

TOTAL INVESTMENTS - 121.9% (Cost - $224,747,933)			303,429,045
Liabilities in Excess of Other Assets - (21.9)%			(54,559,142)

TOTAL NET ASSETS - 100.0%			$248,869,903

*	Non-income producing security.

(a)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Security is a business development company.

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	LMP Capital and Income Fund Inc. 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

LMP Capital and Income Fund Inc. (the “Fund”) was incorporated in Maryland on November 12, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is total return with an emphasis on income.

Under normal market conditions, the Fund seeks to maximize total return by investing at least 80% of its Managed Assets in a broad range of equity and fixed income securities of both U.S. and foreign issuers. The Fund will vary its allocation between equity and fixed income securities depending on ClearBridge’s view of economic, market or political conditions, fiscal and monetary policy and security valuation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations,

7

Notes to Schedule of Investments (unaudited) (continued)

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

8

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$142,411,054	—	—	$142,411,054
Master Limited Partnerships	71,945,955	—	—	71,945,955
Convertible Preferred Stocks:
Communication Services	—	$8,543,646	—	8,543,646
Consumer Discretionary	4,497,555	4,445,173	—	8,942,728
Other Convertible Preferred Stocks	43,645,291	—	—	43,645,291
Convertible Bonds & Notes	—	11,413,469	—	11,413,469
Investments in Underlying Funds	9,555,460	—	—	9,555,460
Preferred Stocks	1,422,100	—	—	1,422,100

Total Long-Term Investments	273,477,415	24,402,288	—	297,879,703

Short-Term Investments†	5,549,342	—	—	5,549,342

Total Investments	$279,026,757	$24,402,288	—	$303,429,045

†	See Schedule of Investments for additional detailed categorizations.

9